Prior year information comparable to transition period (unaudited) (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2010 CNY	Dec. 31, 2010 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 07, 2007 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] USD ($)
Percentage Of Shares Held By Related Party	11.50%	11.50%
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	20,300,000	20,300,000
Loss On Disposal Of Discontinued Operations Net Of Reversal Deferred Tax Liabilities		21,600,000
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	191,200,000	191,200,000
Contingency Law Amount									100,000
Shares capital, par value (in US dollars per share)			$ 0.0000001		$ 0.0000001		$ 0.0000001			$ 0.0000001
Ordinary shares, shares authorized			450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000		450,000,000,000
Preferred Stock, Shares Authorized			50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000		50,000,000,000
Common Stock, Shares, Issued			110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600		125,160,000
Common Stock, Shares, Outstanding			110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600		125,160,000